OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 1,346	$ 879
Government authorities	644	830
Prepaid tax asset	502	0
Others	218	452
Total other accounts receivable and prepaid expenses	$ 2,710	$ 2,161